Operating Segments (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

The information below summarizes revenue and Segment Adjusted EBITDA for the three months ended June 30, 2025:

	Merchant Solutions	Digital Wallets	Total
Total external revenue	$226,666	$196,553	$423,219
Interest Revenue	397	4,602	4,999
Intersegment revenue (1)	5,182	—	5,182
	$232,245	$201,155	$433,400
Elimination of intersegment revenue (1)			$(5,182)
Total consolidated revenues			$428,218
Less:
Cost of services (excluding depreciation and amortization) (1)	$136,368	$58,994
Selling, general and administrative (2)	$56,202	$59,497
Segment Adjusted EBITDA	$39,675	$82,664	$122,339

The information below summarizes revenue and Segment Adjusted EBITDA for the three months ended June 30, 2024:

	Merchant Solutions	Digital Wallets	Total
Total external revenue	$249,569	$181,505	$431,074
Interest revenue	682	8,168	8,850
Intersegment revenue (1)	4,727	—	4,727
	$254,978	$189,673	$444,651
Elimination of intersegment revenue (1)			$(4,727)
Total consolidated revenues			$439,924
Less:
Cost of services (excluding depreciation and amortization) (1)	$135,854	$52,698
Selling, general and administrative (2)	$62,613	$54,562
Segment Adjusted EBITDA	$56,511	$82,413	$138,924

The information below summarizes revenue and Segment Adjusted EBITDA for the six months ended June 30, 2025:

	Merchant Solutions	Digital Wallets	Total
Total external revenue	$439,640	$379,060	$818,700
Interest revenue	856	9,662	10,518
Intersegment revenue (1)	9,535	—	9,535
	$450,031	$388,722	$838,753
Elimination of intersegment revenue (1)			$(9,535)
Total consolidated revenues			$829,218
Less:
Cost of services (excluding depreciation and amortization) (1)	$261,431	$112,465
Selling, general and administrative (2)	$119,479	$111,049
Segment Adjusted EBITDA	$69,121	$165,208	$234,329

The information below summarizes revenue and Segment Adjusted EBITDA for the six months ended June 30, 2024:

	Merchant Solutions	Digital Wallets	Total
Total external revenue	$476,236	$363,101	$839,337
Interest revenue	1,300	17,025	18,325
Intersegment revenue (1)	8,840	4	8,844
	$486,376	$380,130	$866,506
Elimination of intersegment revenue (1)			$(8,844)
Total consolidated revenues			$857,662
Less:
Cost of services (excluding depreciation and amortization) (1)	$257,348	$105,694
Selling, general and administrative (2)	$123,339	$108,749
Segment Adjusted EBITDA	$105,689	$165,687	$271,376

Reconciliation Of Adjusted EBITDA From Segments

A reconciliation of total segments Adjusted EBITDA to the Company’s income before taxes is as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Segments Adjusted EBITDA	$122,339	$138,924	$234,329	$271,376
Unallocated corporate costs (3)	(17,342)	(19,918)	(34,162)	(40,454)
Depreciation and amortization	(67,582)	(68,630)	(135,851)	(136,940)
Share-based compensation	(10,775)	(12,966)	(18,916)	(22,325)
Restructuring and other costs	(5,897)	(728)	(13,682)	(1,180)
Impairment expense on goodwill and other assets	(13)	(23)	(1,295)	(676)
Other (expense) / income, net	(6,714)	4,397	(5,891)	16,752
(Loss) / gain on disposal of subsidiaries and other assets, net	(176)	(144)	450	(321)
Interest expense, net	(34,549)	(37,135)	(68,222)	(72,100)
(Loss) / income before taxes	$(20,709)	$3,777	$(43,240)	$14,132

(1)
Intersegment revenue and related eliminations are primarily for credit card transactions and deposits between segments
(2)
Selling, general and administrative excludes share-based compensation costs which are not included in our definition of Adjusted EBITDA.
(3)
Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company. These costs are presented within "Selling, general and administrative" expense in the unaudited condensed consolidated statements of comprehensive loss.